Share-Based Compensation - Schedule of Share-based Compensation Expense Included in Relevant Financial Statement (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Allocated share-based compensation expense	¥ 636,732	$ 89,682	¥ 811,441	¥ 1,219,163
Cost of Revenues
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Allocated share-based compensation expense	133,160	18,755	147,045	173,263
Selling, General and Administrative
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Allocated share-based compensation expense	314,788	44,337	425,209	718,377
Research and Development
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Allocated share-based compensation expense	¥ 188,784	$ 26,590	¥ 239,187	¥ 327,523